Schedule H, Line 4i—Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Schedule H, Line 4i [Line Items]
Schedule H, Line 4i—Schedule of Assets (Held at End of Year)

THE TRAVELERS 401(K) SAVINGS PLAN
SCHEDULE H, Line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

Description of Investment		Maturity	Number of	Current
Identity of Issue	Rate	Date	Shares/Units	Value
Mutual Funds:
American Funds The Bond Fund of America Class R-6			8,900,119	$101,906,362
American Funds EuroPacific Growth Fund — Class R6			3,380,185	204,771,608
Fidelity Mid-Cap Index Fund			6,075,089	224,353,050
Fidelity Puritan K6 Fund			10,851,390	187,294,996
Fidelity Small-Cap Growth K6 Fund			7,365,960	142,310,347
Fidelity Small-Cap Index Fund			5,473,975	169,310,054
Janus Henderson Enterprise Fund — Class N			2,060,117	297,274,865
JPMorgan Equity Income Fund — Class R6			9,772,459	241,868,370
JPMorgan Large Cap Growth Fund — Class R6			12,689,378	1,096,869,837
Neuberger Berman Genesis Fund — Class R6			2,367,930	127,252,575
Vanguard Institutional Index Fund — Plus Shares			3,864,244	2,133,333,321
Vanguard Mid-Cap Value Index Fund — Admiral Shares			1,109,891	101,943,461
Vanguard Small-Cap Value Index Fund — Institutional Shares			1,309,216	66,612,894
Vanguard Total Bond Market Index Fund — Institutional Plus Shares			60,692,728	592,967,955
Vanguard U.S. Treasury Money Market Fund — Investor Shares			166,442,181	166,442,181
Total Mutual Funds				5,854,511,876

Collective/Common Trust Funds:
State Street Emerging Markets Index Non-Lending Series Fund — Class A			3,393,026	165,644,146
State Street World ex. U.S. Index Non-Lending Series Fund — Class A			18,765,927	485,305,640
Vanguard Target Retirement Income Trust Select			1,576,661	78,974,954
Vanguard Target Retirement 2020 Trust Select			1,419,330	80,759,876
Vanguard Target Retirement 2025 Trust Select			4,700,346	292,643,529
Vanguard Target Retirement 2030 Trust Select			5,901,452	392,210,513
Vanguard Target Retirement 2035 Trust Select			6,720,728	475,155,448
Vanguard Target Retirement 2040 Trust Select			4,841,088	362,791,146
Vanguard Target Retirement 2045 Trust Select			7,341,014	580,600,820
Vanguard Target Retirement 2050 Trust Select			5,978,315	485,618,548
Vanguard Target Retirement 2055 Trust Select			4,618,083	374,942,127
Vanguard Target Retirement 2060 Trust Select			1,581,723	128,625,705
Vanguard Target Retirement 2065 Trust Select			1,184,567	57,866,091
Vanguard Target Retirement 2070 Trust Select			169,876	5,053,819
Total Collective/Common Trust Funds				3,966,192,362

(continued)

THE TRAVELERS 401(K) SAVINGS PLAN
SCHEDULE H, Line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

Description of Investment		Maturity	Number of	Current
Identity of Issue	Rate	Date	Shares/Units	Value
Fully Benefit-Responsive Investments with Financial Institutions:
Lincoln Financial Group, BVW0010G
2025 Term Fund	2.79%	Various	1,400,193	1,400,193
2026 Term Fund	2.79%	Various	16,950,159	16,950,159
2027 Term Fund	2.79%	Various	16,948,941	16,948,941
2028 Term Fund	2.79%	Various	16,946,453	16,946,453
2029 Term Fund	2.79%	Various	14,018,470	14,018,470
Intermediate Core Fund	2.79%	Various	5,532,745	75,285,199
Total Lincoln Financial Group, BVW0010G				141,549,415

Met Tower Life, 39873
2025 Term Fund	2.89%	Various	1,345,107	1,345,107
2026 Term Fund	2.89%	Various	15,991,010	15,991,010
2027 Term Fund	2.89%	Various	16,012,274	16,012,274
2028 Term Fund	2.89%	Various	16,016,384	16,016,384
2029 Term Fund	2.89%	Various	13,532,504	13,532,504
IR+M — Int G/C Travelers	2.89%	Various	21,131,888	21,131,888
Intermediate Core Fund	2.89%	Various	3,570,617	48,586,124
Total Met Tower Life, 39873				132,615,291

The Prudential Insurance Company of America, GA-63058
2025 Term Fund	3.29%	Various	1,292,964	1,292,964
2026 Term Fund	3.29%	Various	15,395,849	15,395,849
2027 Term Fund	3.29%	Various	15,402,037	15,402,037
2028 Term Fund	3.29%	Various	15,415,386	15,415,386
2029 Term Fund	3.29%	Various	13,070,394	13,070,394
Loomis Sayles Intermediate Gov/Credit Fund	3.29%	Various	81,857,889	81,857,889
Total The Prudential Insurance Company of America, GA-63058				142,434,519

Voya Retirement Insurance and Annuity Company, MCA-60441
2025 Term Fund	2.94%	Various	479,768	479,768
2026 Term Fund	2.94%	Various	9,443,855	9,443,855
2027 Term Fund	2.94%	Various	9,421,463	9,421,463
2028 Term Fund	2.94%	Various	9,446,909	9,446,909
2029 Term Fund	2.94%	Various	8,283,179	8,283,179
IR+M — Int G/C Travelers	2.94%	Various	104,533,816	104,533,816
Total Voya Retirement Insurance and Annuity Company, MCA-60441				141,608,990

Total Fully Benefit-Responsive Investments with Financial Institutions				558,208,215

(continued)

THE TRAVELERS 401(K) SAVINGS PLAN
SCHEDULE H, Line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

	Description of Investment		Maturity	Number of	Current
	Identity of Issue	Rate	Date	Shares/Units	Value
	Common Stock:
*	The Travelers Companies, Inc.			1,611,527	467,439,522

*	Fidelity BrokerageLink Investments				458,679,562

	Short-Term Investments:
*	Fidelity Management Trust Company, Institutional Cash Portfolio, MM Fund Class 1 Shares	3.64%	Due on Demand		21,062,071

*	Notes receivable from participants (1)				102,457,294

	Total				$11,428,550,902

See accompanying report of independent registered public accounting firm.

* Parties-in-interest as defined by ERISA.

(1) 10,635 loans, interest rates ranging from 4.25% to 9.50%, 5-year maximum term with the exception of home loans, which have a 20-year maximum term.